Quarterly Holdings Report
for
Fidelity® Disruptive Technology ETF
February 28, 2025
DRT-NPRT3-0425
1.9907236.101
Common Stocks - 98.1%
	Shares	Value ($)
AUSTRALIA - 0.8%
Information Technology - 0.8%
Software - 0.8%
WiseTech Global Ltd	25,248	1,402,141
CANADA - 4.4%
Information Technology - 4.4%
IT Services - 4.4%
Shopify Inc Class A (United States) (a)	66,341	7,430,192
CHINA - 3.1%
Consumer Discretionary - 1.7%
Broadline Retail - 1.7%
PDD Holdings Inc Class A ADR (a)	24,220	2,753,572
Information Technology - 1.4%
Semiconductors & Semiconductor Equipment - 1.4%
NXP Semiconductors NV	11,100	2,393,049
TOTAL CHINA		5,146,621
GERMANY - 3.1%
Information Technology - 3.1%
Software - 3.1%
SAP SE	18,566	5,109,529
IRELAND - 1.1%
Information Technology - 1.1%
IT Services - 1.1%
Accenture PLC Class A	5,354	1,865,869
ISRAEL - 0.6%
Consumer Discretionary - 0.6%
Broadline Retail - 0.6%
Global-e Online Ltd (a)	24,696	1,052,544
JAPAN - 4.1%
Health Care - 1.8%
Health Care Equipment & Supplies - 1.8%
Hoya Corp	26,132	3,037,030
Information Technology - 2.3%
Semiconductors & Semiconductor Equipment - 2.3%
Advantest Corp	71,120	3,834,390
TOTAL JAPAN		6,871,420
KOREA (SOUTH) - 1.4%
Information Technology - 1.4%
Technology Hardware, Storage & Peripherals - 1.4%
Samsung Electronics Co Ltd	65,005	2,424,008
NETHERLANDS - 5.7%
Communication Services - 0.8%
Entertainment - 0.8%
Universal Music Group NV	48,518	1,351,364
Financials - 1.0%
Financial Services - 1.0%
Adyen NV (a)(b)(c)	886	1,600,323
Information Technology - 3.9%
Semiconductors & Semiconductor Equipment - 3.9%
ASML Holding NV	6,916	4,868,489
BE Semiconductor Industries NV	14,988	1,654,286
		6,522,775
TOTAL NETHERLANDS		9,474,462
SINGAPORE - 2.1%
Communication Services - 2.1%
Entertainment - 2.1%
Sea Ltd Class A ADR (a)	27,939	3,555,797
TAIWAN - 4.9%
Information Technology - 4.9%
Semiconductors & Semiconductor Equipment - 4.9%
Taiwan Semiconductor Manufacturing Co Ltd ADR	45,488	8,211,949
UNITED STATES - 66.8%
Communication Services - 14.8%
Entertainment - 7.2%
Netflix Inc (a)	8,713	8,543,619
Spotify Technology SA (a)	5,690	3,459,577
		12,003,196
Interactive Media & Services - 6.3%
Alphabet Inc Class C	11,000	1,894,420
Meta Platforms Inc Class A	12,919	8,632,476
		10,526,896
Wireless Telecommunication Services - 1.3%
T-Mobile US Inc	7,837	2,113,561
TOTAL COMMUNICATION SERVICES		24,643,653

Consumer Discretionary - 4.8%
Broadline Retail - 4.2%
Amazon.com Inc (a)	33,067	7,019,463
Hotels, Restaurants & Leisure - 0.6%
Airbnb Inc Class A (a)	6,801	944,455
TOTAL CONSUMER DISCRETIONARY		7,963,918

Financials - 1.7%
Financial Services - 1.7%
Block Inc Class A (a)	20,097	1,312,334
Toast Inc Class A (a)	41,568	1,604,525
		2,916,859
Industrials - 1.0%
Ground Transportation - 1.0%
Uber Technologies Inc (a)	22,611	1,718,661
Information Technology - 44.5%
Semiconductors & Semiconductor Equipment - 11.6%
Marvell Technology Inc	76,538	7,027,719
Micron Technology Inc	19,790	1,852,938
NVIDIA Corp	75,737	9,461,066
ON Semiconductor Corp (a)	22,616	1,064,083
		19,405,806
Software - 31.5%
Adobe Inc (a)	5,293	2,321,298
Atlassian Corp Class A (a)	10,670	3,033,054
Crowdstrike Holdings Inc Class A (a)	6,043	2,354,715
CyberArk Software Ltd (a)	7,300	2,656,105
Datadog Inc Class A (a)	34,184	3,984,145
HubSpot Inc (a)	3,330	2,410,887
Intuit Inc	5,236	3,214,066
Microsoft Corp	23,763	9,433,674
Monday.com Ltd (a)	12,219	3,626,233
Palo Alto Networks Inc (a)	19,980	3,804,791
Salesforce Inc	20,686	6,161,325
Synopsys Inc (a)	6,674	3,051,887
Workday Inc Class A (a)	16,317	4,296,919
Zscaler Inc (a)	11,500	2,256,645
		52,605,744
Technology Hardware, Storage & Peripherals - 1.4%
Apple Inc	9,625	2,327,710
TOTAL INFORMATION TECHNOLOGY		74,339,260

TOTAL UNITED STATES		111,582,351
TOTAL COMMON STOCKS (Cost $115,594,424)		164,126,883

Money Market Funds - 0.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d) (Cost $972,430)	4.35	972,236	972,430

TOTAL INVESTMENT IN SECURITIES - 98.7% (Cost $116,566,854)	165,099,313
NET OTHER ASSETS (LIABILITIES) - 1.3%	2,182,800
NET ASSETS - 100.0%	167,282,113

Legend

(a)	Non-income producing
(b)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,600,323 or 1.0% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,600,323 or 1.0% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	385,903	9,023,772	8,437,251	15,473	6	-	972,430	972,236	0.0%
Fidelity Securities Lending Cash Central Fund	1,251,475	15,981,530	17,233,005	329	-	-	-	-	0.0%
Total	1,637,378	25,005,302	25,670,256	15,802	6	-	972,430	972,236

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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